Redeemable Convertible Preferred Stock and Stockholders' Deficit - Redeemable Common Stock, Common Stock (FY) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2024 shares	Oct. 31, 2023 $ / shares shares	Jun. 30, 2025 USD ($) votingRight $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 votingRight	Dec. 31, 2024 Vote
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			3,400,000,000		469,030,700	690,680,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.000005	$ 0.000005	$ 0.000005
Number of class of common stock (in shares)					1
Common stock dividends declared (in dollars per share) | $ / shares			$ 0	$ 0	$ 0
Conversion of Class B common stock to Class A common stock (in shares)				1
Treasury stock value | $			$ (33,524)		$ (32,054)		$ (33,524)
Common Class A
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			3,000,000,000		469,031,000	540,680,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.000005	$ 0.000005	$ 0.000005
Voting rights for common stock			1						1
Purchase of treasury stock (in shares)	2,104,900	4,483,100
Shares issued (in dollars per share) | $ / shares		$ 7.15
Common Class B
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			200,000,000		0	150,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.000005	$ 0.000005	$ 0.000005
Voting rights for common stock			10		1			1	10